TAXES - Income (loss) before income taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before income taxes	$ (19,938,224)	$ (2,137,142)	$ (7,902,904)
China
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before income taxes	(1,233,694)	(537,630)	(1,725,034)
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before income taxes	898,398	3,694
Cayman Islands
Effective Income Tax Rate Reconciliation [Line Items]
Income (loss) before income taxes	$ (19,602,928)	$ (1,603,206)	$ (6,177,870)